Organization (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 15, 2021	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 26, 2022	Jun. 30, 2021
Organization (Details) [Line Items]
Net loss attributable to common stockholders				$ (79,540)	$ (77,589)
Accumulated deificit		$ (442,500)	$ (442,500)	(386,729)	(307,189)
Cash and cash equivalents		65,010	65,010	$ 21,626	$ 43,692		$ 46,210
Transaction cost	$ 111,000	27,666	27,666
Gross proceeds	$ 244,000
Common stock, par value (in Dollars per share)				$ 0.0001	$ 0.0001
Net Loss		$ (30,668)	$ (55,711)
Class A Common Stock [Member]
Organization (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	0.0001		$ 0.0001
Class B Common Stock [Member]
Organization (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001